Annual Fund Operating Expenses - Mid-Cap Equity Index Fund - Mid-Cap Equity Index Fund Class	Apr. 30, 2021
Operating Expenses:
Management Fees	0.08%
Other Expenses	0.07%
Total Annual Fund Operating Expenses	0.15%